Loans - Schedule of Outstanding Balances of Loan (Details)		6 Months Ended	12 Months Ended	60 Months Ended
		Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Short-term bank loans
Balance		$ 7,516,470	¥ 53,000,000	¥ 53,000,000	¥ 51,000,000
Effective Interest Rate		3.50%			3.50%
Short-Term Debt [Member]
Short-term bank loans
Balance		$ 7,516,470	53,000,000	53,000,000	¥ 51,000,000
Long-term bank loans, current [Member]
Short-term bank loans
Balance		226,968	3,700,000	3,700,000	1,540,000
Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		1,843,746	11,000,000	11,000,000	12,510,000
Industrial Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 736,909	¥ 25,000,000	25,000,000	¥ 5,000,000
Maturity Date		November 20, 2026	From April 15, 2026 to November 20, 2026
Effective Interest Rate		3.40%			3.40%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Agricultural Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance			¥ 3,000,000	¥ 3,000,000
Maturity Date				January 21, 2026
Effective Interest Rate			3.15%	3.15%
Collateral/ Guarantee			Co-borrower: Zhenyang Shi
Agricultural Bank of China [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance		$ 29,476	¥ 200,000	¥ 200,000	¥ 200,000
Maturity Date		June 21, 2027	December 21, 2026
Effective Interest Rate		3.35%	3.35%	3.35%	3.35%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Li Xu	Guarantee: Zhenyang Shi and Li Xu
Agricultural Bank of China [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		$ 235,811	¥ 1,700,000	¥ 1,700,000	¥ 1,600,000
Maturity Date		August 31, 2028	August 31, 2028
Effective Interest Rate		3.35%	3.35%	3.35%	3.35%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Li Xu	Guarantee: Zhenyang Shi and Li Xu
Bank of Guangzhou [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance			¥ 3,000,000	¥ 3,000,000
Maturity Date				June 5, 2026
Effective Interest Rate			3.80%	3.80%
Collateral/ Guarantee				Guarantee: Qilekang Modern Logistics, Zhenyang Shi and Li Xu
China Guangfa Bank [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 736,909	¥ 8,000,000	¥ 8,000,000	¥ 5,000,000
Maturity Date		September 21, 2026	From September 21, 2026 to October 15, 2026
Effective Interest Rate		3.20%	3.20%	3.20%	3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics	Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Bank of Communications [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 884,291	¥ 6,000,000	¥ 6,000,000	¥ 6,000,000
Maturity Date		August 11, 2026	August 11, 2026
Effective Interest Rate		3.20%	3.20%	3.20%	3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics	Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
Industrial and Commercial Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 442,145			¥ 3,000,000
Maturity Date		November 30, 2026
Effective Interest Rate		3.11%			3.11%
Collateral/ Guarantee		N/A
China CITIC Bank [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 736,909	¥ 5,000,000	¥ 5,000,000	¥ 5,000,000
Maturity Date		December 22, 2026	December 22, 2026
Effective Interest Rate		4.00%	4.00%	4.00%	4.00%
Collateral/ Guarantee		Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu	Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu
Bank of Jiujiang [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance		$ 73,691	¥ 500,000	¥ 500,000	¥ 500,000
Maturity Date		March 21, 2027	September 16, 2026
Effective Interest Rate		5.00%	5.00%	5.00%	5.00%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
Bank of Jiujiang [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		$ 626,372	¥ 4,500,000	¥ 4,500,000	¥ 4,250,000
Maturity Date		September 16, 2028	September 16, 2028
Effective Interest Rate		5.00%	5.00%	5.00%	5.00%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance		$ 88,429	¥ 600,000	¥ 600,000	¥ 600,000
Maturity Date		March 21, 2027	September 21, 2026
Effective Interest Rate		3.85%	3.85%	3.85%	3.85%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
China Resource Bank of Zhuhai [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		$ 663,218	¥ 4,800,000	¥ 4,800,000	¥ 4,500,000
Maturity Date		October 18, 2027	October 18, 2027
Effective Interest Rate		3.85%	3.85%	3.85%	3.85%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Bank of Jiujiang One [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance		$ 35,372	¥ 2,400,000	¥ 2,400,000	¥ 240,000
Maturity Date		March 16, 2027	March 15, 2026
Effective Interest Rate		4.20%	4.95%	4.95%	4.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics	Guarantee: Qilekang Digital Health and Zhenyang Shi
Bank of Jiujiang One [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		$ 318,345			¥ 2,160,000
Maturity Date		March 13, 2029
Effective Interest Rate		4.20%			4.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics
Xi’an Changtao Network Small Loan Co., Ltd.[Member] | Long-Term Debt [Member]
Short-term bank loans
Balance	[1]	$ 1,473,818			¥ 10,000,000
Maturity Date	[1]	December 31, 2026
Effective Interest Rate	[1]	20.04%			20.04%
Collateral/ Guarantee	[1]	Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group
Xi’an Changtao Network Small Loan Co., Ltd.[Member] | Long-term loans, current [Member]
Short-term bank loans
Balance			¥ 10,000,000	¥ 10,000,000
Maturity Date			December 31, 2026
Effective Interest Rate			20.04%	20.04%
Collateral/ Guarantee			Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group
Industrial Bank Co., Ltd.one [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 2,947,635	¥ 3,000,000	¥ 3,000,000	¥ 20,000,000
Maturity Date		February 4, 2027	November 30, 2026
Effective Interest Rate		3.30%	3.11%	3.11%	3.30%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Bank of Communications One [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 589,527			¥ 4,000,000
Maturity Date		September 1, 2026
Effective Interest Rate		3.20%			3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
China Guangfa Bank One [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		$ 442,145			¥ 3,000,000
Maturity Date		October 15, 2026
Effective Interest Rate		3.20%			3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Minimum [Member] | Industrial Bank Co., Ltd. [Member]
Short-term bank loans
Effective Interest Rate			3.40%	3.40%
Maximum [Member] | Industrial Bank Co., Ltd. [Member]
Short-term bank loans
Effective Interest Rate			3.50%	3.50%

[1]	The loan was renewed in 2025 with maturity date of December 31, 2026.